Equity - Summary of Dividends Declared and Paid (Detail) - MXN ($) $ / shares in Units, $ in Millions	8 Months Ended	12 Months Ended
	Dec. 09, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of dividends [Line Items]
Dividends declared and paid		$ 15,462	$ 12,773	$ 12,185
Dividends declared and paid per share (Mexican Peso per Share)	$ 0.9200
A
Disclosure of dividends [Line Items]
Dividends declared and paid		7,302	6,032	5,754
D
Disclosure of dividends [Line Items]
Dividends declared and paid		4,295	3,548	3,385
L
Disclosure of dividends [Line Items]
Dividends declared and paid		2,416	1,996	1,904
B
Disclosure of dividends [Line Items]
Dividends declared and paid		$ 1,449	$ 1,197	$ 1,142